Long-Lived Assets and Goodwill (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Longlived Assets and Good will [Abstract]
2019		$ 6,943,300
The remainder of 2020	$ 5,234,126	10,385,211
2021	10,446,204	10,346,159
2022	10,016,632	9,916,587
2023	10,016,632	9,916,587
2024	7,961,738	$ 7,861,692
2025	2,559,307
2026	$ 316,950